Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Research and development expense		$ 5,156,988	$ 7,813	$ 14,338,055	$ 9,729,437
Accrued expense		100,000		100,000
General and administrative expense		1,363,464	143,863	1,941,963	20,642
Prepaid expenses		636,015		834,479
Pocket expenses				200,000
Pocket expenses				69,265
Other current liabilities		500,000
Interest expense		50,785		42,268	191,205
Consulting fees		$ 400,000
Incentive payment rate		50.00%
General and administrative expense		$ 200,000
Share-based compensation allocated percentage		30.00%
Research and Development Expense [Member]
Related Party Transactions [Line Items]
Share-based compensation		$ 4,336	7,813	25,458,000,000
General and Administrative Expense [Member]
Related Party Transactions [Line Items]
Share-based compensation			$ 12,608	50,434,000,000	5,428
Eil License Agreement [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount		$ 1,700,000		$ 1,700,000
Interest rate		7.00%		7.00%
Bala License Agreement [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount		$ 1,200,000		$ 1,200,000
Interest rate		7.00%		7.00%
Licensing Agreements [Member]
Related Party Transactions [Line Items]
Convenience written notice days		30 days		30 days
After the receipt of notice period		90 days		90 days
Legacy Lomond [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 7,500,000	$ 7,500,000
Interest rate	6.00%
Interest expense		100,000
Abet Solutions (“Abet”) [Member]
Related Party Transactions [Line Items]
Research and development expense		400,000
Eil and Bala [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Interest expense		100,000
ChemDiv, Inc. (“ChemDiv”) [Member]
Related Party Transactions [Line Items]
Research and development expense				$ 300,000	5,800,000
Accrued expense		200,000			900,000
Eilean Therapeutics AU Pty Ltd (“Eilean AU”) [Member]
Related Party Transactions [Line Items]
Research and development expense		$ 500,000		8,200,000	3,000,000
Expert Systems, Inc. (“Expert Systems”) [Member]
Related Party Transactions [Line Items]
Research and development expense				$ 1,300,000
Eil Therapeutics, Inc (“Eil”) [Member]
Related Party Transactions [Line Items]
Research and development expense					1,000,000
Termination Loans, Description		The administrative services agreement with Eil was terminated in October 2024.		The administrative services agreement with Eil was terminated in October 2024.
Eil Therapeutics, Inc (“Eil”) [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount					$ 1,300,000
Interest rate					2.50%
Abet Solutions (“Abet”) [Member]
Related Party Transactions [Line Items]
Research and development expense				$ 600,000
General and administrative expense		$ 20,000		100,000
Prepaid expenses				200,000
Dinas Therapeutics, Inc. (“Dinas”) [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount				$ 3,900,000
Interest rate				5.00%
Eilean AU Research and Development [Member]
Related Party Transactions [Line Items]
Research and development expense		1,400,000
Related Party [Member]
Related Party Transactions [Line Items]
Research and development expense		$ 200,000